Programming Content - Summary of tabular form of amortization of programming content (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Owned and produced films and television programs			$ 70.6	$ 84.3
Starz Business of Lions Gate Entertainment Corp
Licensed program rights	$ 504.3	$ 392.5	544.5	596.0	$ 536.8
Owned and produced films and television programs	16.1	80.0	82.0	49.0	56.2
Total	$ 520.4	$ 472.5	$ 626.5	$ 645.0	$ 593.0